Financial Risk Management - Market Risk - Foreign currency risk (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)
Hedges of net investment in Canadian subsidiaries | Unsecured senior notes
Financial Risk Management.
Debt hedges			$ 700.0
Foreign currency risk
Net gains (losses) on investments:
Investing activities	$ (350.4)	$ 111.4
Underwriting activities	91.1	(170.2)
Foreign currency contracts	234.1	(60.0)
Foreign currency net losses	(25.2)	(118.8)
Foreign currency risk | Hedges of net investment in Canadian subsidiaries | Unsecured senior notes
Financial Risk Management.
Debt hedges			$ 3,140.0		$ 2,788.6
Debt hedges at fair value	2,207.0	2,061.1
Gains (losses) on hedge of net investment in Canadian subsidiaries	173.9	(56.6)
Foreign currency risk | Hedges of net investment in European operations | Unsecured senior notes
Financial Risk Management.
Debt hedges | €				€ 750.0		€ 750.0
Debt hedges at fair value	767.5	791.9
Gains (losses) on hedge of net investment in Canadian subsidiaries	$ 51.5	$ (27.8)